Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Foreign currency translation	$ 239.5	$ 186.8
Translation loss on net investment hedge, net of income taxes of $(36.7) and $(31.3), respectively	(60.6)	(51.1)
Translation loss on long-term intercompany loans	(73.6)	(73.4)
Unrealized gain on investments, net of income taxes of $1.6 and $3.9, respectively	11.5	11.8
Accumulated other comprehensive income	82.2	34.4
Translation loss on net investment hedge, taxes	(36.7)	(31.3)
Unrealized gain on investments, taxes	1.6	3.9
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(39.7)	(37.0)
Defined benefit plan, taxes	(21.8)	(22.6)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	5.1	(2.7)
Defined benefit plan, taxes	$ 2.7	$ (1.7)